Subsequent Events (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 15, 2017	Oct. 09, 2018	Nov. 17, 2016	Dec. 31, 2017	Dec. 31, 2016		Oct. 17, 2018	May 14, 2018	Oct. 23, 2017	Jul. 29, 2016	Jul. 15, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price											$ 9.00
Debt Instrument, Face Amount											$ 300,000
Proceeds from Convertible Debt				$ 0	$ 1,000,000
Debt Conversion, Converted Instrument, Amount				$ 0	$ 1,006,000
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Debt Instrument, Redemption, Description			On the maturity date, we have the option to pay the amount being redeemed; including accrued but unpaid interest, in cash, shares or any combination of cash and shares of our common stock. In addition, if at any time the lowest intraday bid price falls below $5.00 per share, the holder may elect to redeem up to $350,000 of the outstanding principal, interest and any amounts due under the Convertible Notes;
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									17,676,000			13,750
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.00	$ 1.20	[1]		$ 0.47		$ 20.00		$ 50.00
Meda Pharma SARL [Member]
Subsequent Event [Line Items]
Payments for Asset Purchase Agreement Amount	$ 1,500,000
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount					$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Term		5 years
Amendment Fees		$ 49,220
Subsequent Event [Member] | 2018 October Notes [ Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.075
Debt Instrument, Face Amount		$ 5,500,000
Proceeds from Convertible Debt		2,000,000
Debt Conversion, Converted Instrument, Amount		$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Conversion, Description		At maturity, the October 2018 Notes will automatically convert into shares of common stock unless redeemed for cash at our option in whole but not in part at 100% of the face amount thereof plus accrued interest.
Debt Instrument, Redemption, Description		Prior to maturity and subject to certain limitations, the October 2018 Notes are redeemable in whole or in part in cash at our option at 100% of the face amount to be redeemed plus an interest make-whole payment or in whole at 125% of the face amount thereof.
Subsequent Event [Member] | 2018 October Warrants [ Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		50,000,000
Subsequent Event [Member] | Series E Preferred Stock [Member] | 2018 October Notes [ Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.0682					$ 0.0541

[1]	Includes the 83,333 warrants issued with the April 2017 Convertible Notes valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision.